Investment Properties (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment properties [line items]
Estimated fair value of the investment properties	¥ 376,739	¥ 391,266	¥ 380,429
Rental income	76,001	46,700	¥ 46,164
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment properties [line items]
Estimated fair value of the investment properties	¥ 1,436,852	¥ 1,332,452